Fair value measurement - Summary of Fair Value Measurement of Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 982,887	€ 900,896
At end of period	1,099,081	982,887
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	59,356	57,131
Investments	5,297	2,969
Disposals	(6,831)	(5,617)
Fair value adjustments	2,994	3,598
Realized gains	155	94
Exchange rate (losses)/gains	(2,172)	1,181
At end of period	€ 58,799	€ 59,356